EMPLOYEE BENEFITS (Details Textuals) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Pension Expense	$ 15,031,361	$ 11,980,634	$ 8,661,442